Document And Entity Information	Nov. 30, 2025
Document Information [Line Items]
Entity, Registrant Name	Gorilla Technology Group Inc.
Document, Type	6-K
Entity, File Number	001-41448
Amendment Flag	false
Entity, Central Index Key	0001903145